Share Capital, Reserves and Retained Earnings - Disclosure of Disaggregation of Changes of OCI (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	€ 524,000	€ 1,709,000	€ (3,575,000)
Share of OCI of equity-method investees	(784,000)	2,328,000	(373,000)
Actuarial losses on employees' leaving entitlement	2,309,000	(627,000)	(212,000)
Total	2,049,000	3,410,000	(4,160,000)
Translation reserve [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	524,000	1,709,000	(3,575,000)
Share of OCI of equity-method investees	(784,000)	2,328,000	(373,000)
Total	260,000	4,037,000	(3,948,000)
Remeasurement of defined benefit obligation [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Actuarial losses on employees' leaving entitlement	2,309,000	(627,000)	(212,000)
Total	€ 2,309,000	€ (627,000)	€ (212,000)